SEGMENT INFORMATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues generated from each product
Total net revenues	$ 1,654,356,064	$ 1,294,829,413	$ 1,898,922,106
Solar power products
Revenues generated from each product
Total net revenues	1,143,246,845	1,132,767,404	1,683,121,020
Solar system kits
Revenues generated from each product
Total net revenues	149,767,825	92,624,999	95,787,118
Solar power projects
Revenues generated from each product
Total net revenues	292,024,142	55,050,856
EPC services
Revenues generated from each product
Total net revenues	29,878,653	658,927	110,992,742
O&M services
Revenues generated from each product
Total net revenues	1,024,340	529,082
Others
Revenues generated from each product
Total net revenues	$ 38,414,259	$ 13,198,145	$ 9,021,226